Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS")	6 Months Ended
Jun. 30, 2026
Profit or loss [abstract]
Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS")
20.	Earnings per Share (“EPS”) and Diluted Earnings per Share (“Diluted EPS”)
Diluted earnings per share is calculated using the treasury method which assumes that outstanding share purchase options, with exercise prices that are lower than the average market price of the Company’s common shares for the relevant period, are exercised and the proceeds are used to purchase shares of the Company at the average market price of the common shares for the relevant period.

Diluted EPS is calculated based on the following weighted average number of shares outstanding:

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2026	2025	2026	2025

Basic weighted average number of shares outstanding	454,133	453,889	454,089	453,791

Effect of dilutive securities

Share purchase options	632	497	651	456

Restricted share units	226	277	233	303

Diluted weighted average number of shares outstanding	454,991	454,663	454,973	454,550

The following table lists the number of share purchase options excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of Cdn$179.85 (six months - Cdn$185.20), compared to Cdn$116.72 (six months - Cdn$106.13) for the comparable period in 2025.
	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2026	2025	2026	2025

Share purchase options	95	-	95	139